Note 4 - Stockholders' Equity - Fair Value Assumptions of Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Annual dividend
Expected volatility	97.00%
Minimum [Member]
Expected life (Year)	5 years 146 days	2 years 182 days	109 days
Risk free interest rate	2.40%	2.50%	0.80%
Expected volatility		97.00%	62.20%
Maximum [Member]
Expected life (Year)	5 years 182 days	5 years 109 days	6 years 182 days
Risk free interest rate	2.50%	2.80%	2.22%
Expected volatility		113.00%	98.00%